As filed with the Securities and Exchange Commission on February 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
 (Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Rockland Small Cap Growth Fund
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares		Value
		COMMON STOCKS - 99.6%
		Alternative Energy - 7.2%
	35,900	Canadian Solar Inc. (a) (b)	$1,010,585
	9,300	Comverge Inc. (a)	292,857
	32,500	EMCORE Corporation (a)	497,250
	10,500	EnerNOC, Inc. (a)	515,550
	13,400	JA Solar Holdings Co Ltd. - ADR (a) (b)	935,454
	15,100	Orion Energy Systems Inc (a)	281,766
			3,533,462
		Commercial Services - 9.7%
	1,000	Capella Education Company (a)	65,460
	23,900	FTI Consulting Inc. (a)	1,473,196
	19,400	GeoEye Inc. (a)	652,810
	11,900	Huron Consulting Group Inc. (a)	959,497
	10,500	New Oriental Education & Technology Group, Inc. - ADR (a) (b)	846,195
	3,500	Strayer Education, Inc.	597,030
	3,900	Syntel, Inc.	150,228
			4,744,416
		Communications - 2.5%
	8,250	Cbeyond Communications, Inc. (a)	321,668
	13,100	Comtech Telecommunications Corp. (a)	707,531
	13,700	ShoreTel, Inc. (a)	191,389
			1,220,588
		Computers & Peripherals - 1.6%
	23,700	Data Domain, Inc. (a)	624,258
	9,900	Radiant Systems, Inc. (a)	170,577
			794,835
		Consumer Non-Durables - 4.0%
	19,800	Crocs, Inc. (a)	728,838
	20,700	Gaiam, Inc. - Class A (a)	614,376
	15,000	Green Mountain Coffee Roasters, Inc. (a)	610,500
			1,953,714
		Distribution - 1.3%
	40,800	Brightpoint, Inc. (a)	626,688

		Electronics - 3.2%
	14,500	EMS Technologies, Inc. (a)	438,480
	30,600	FLIR Systems, Inc. (a)	957,780
	5,500	Jinpan International Limited (b)	169,950
			1,566,210
		Financial Services - 4.5%
	33,400	CyberSource Corporation (a)	593,518
	83,334	ECapital Financial Corporation (Acquired 3/15/01; Cost $167) (a) (c)	416
	14,900	FCStone Group Inc. (a)	685,847
	16,700	OptionsXpress Holdings Inc.	564,794
	15,351	VeriFone Holdings, Inc. (a)	356,911
			2,201,486
		Health Care Services & Supplies- 3.5%
	12,800	Amedisys, Inc. (a)	621,056
	11,800	Genoptix Inc. (a)	362,260
	19,000	HMS Holdings Corporation (a)	630,990
	4,100	K-V Pharmaceutical Company - Class A (a)	117,014
			1,731,320
	Shares		Value
		Internet Services - 6.0%
	2,500	Equinix, Inc. (a)	252,675
	12,200	Mercadolibre Inc. (a)	901,336
	15,000	Omniture, Inc. (a)	499,350
	18,200	Shanda Interactive Entertainment Ltd. - ADR (a) (b)	606,788
	61,200	Website Pros, Inc. (a)	710,532
			2,970,681
		Machinery - 5.2%
	9,200	Astronics Corporation (a)	391,000
	18,000	Robbins & Myers, Inc.	1,361,340
	17,700	TransDigm Group, Inc. (a)	799,509
			2,551,849
		Materials - 3.5%
	11,400	Dynamic Materials Corporation	671,460
	8,300	Koppers Holdings, Inc.	358,892
	4,800	Terra Nitrogen Company, L.P.	717,744
			1,748,096
		Medical - 1.9%
	13,000	Cepheid, Inc. (a)	342,550
	27,600	Helicos Biosciences Corporation (a)	288,144
	15,200	Natus Medical Incorporated (a)	294,120
			924,814
		Medical Products - 6.4%
	16,400	Abaxis, Inc. (a)	588,104
	20,800	Illumina, Inc. (a)	1,232,608
	10,800	Immucor, Inc. (a)	367,092
	22,900	Meridian Bioscience, Inc.	688,832
	7,100	NuVasive, Inc. (a)	280,592
			3,157,228
		Oil & Gas Services - 21.0%
	36,300	Arena Resources, Inc. (a)	1,514,073
	12,400	Atlas America, Inc.	733,832
	10,500	ATP Oil & Gas Corporation (a)	530,670
	11,700	Atwood Oceanics, Inc. (a)	1,172,808
	14,800	Berry Petroleum Company - Class A	657,860
	30,700	Bois d'Arc Energy, Inc. (a)	609,395
	15,000	Carrizo Oil & Gas, Inc. (a)	821,250
	7,800	Core Laboratories N.V. (a) (b)	972,816
	2,000	Dawson Geophysical Company (a)	142,920
	18,400	Hornbeck Offshore Services, Inc. (a)	827,080
	10,600	NATCO Group Inc. - Class A (a)	573,990
	14,600	Oceaneering International, Inc. (a)	983,310
	10,000	Rex Energy Corporation (a)	119,300
	13,300	T-3 Energy Services, Inc. (a)	625,233
			10,284,537
		Retail - 2.2%
	7,300	Chipotle Mexican Grill, Inc. (a)	1,073,611

		Semiconductors - 4.9%
	7,400	Atheros Communications (a)	225,996
	37,500	AuthenTec, Inc. (a)	544,875
	26,500	Cavium Networks, Inc. (a)	610,030
	36,800	CEVA, Inc. (a)	447,856
	5,000	Power Integrations, Inc. (a)	174,138
	7,400	Sigma Designs, Inc. (a)	408,480
			2,411,375
	Shares		Value
		Software - 11.0%
	3,200	Blackboard Inc. (a)	128,800
	20,300	Bluephoenix Solutions Ltd. (a) (b)	367,836
	33,000	Concur Technologies, Inc. (a)	1,194,930
	16,500	Constant Contact, Inc. (a)	354,750
	19,000	DemandTec, Inc. (a)	366,510
	13,500	Double-Take Software Inc. (a)	293,220
	25,000	Informatica Corporation (a)	450,500
	4,564	NetSuite Inc. (a)	178,818
	5,000	Phase Forward Inc. (a)	108,750
	37,300	Phoenix Technologies Ltd. (a)	480,424
	37,200	PROS Holdings, Inc. (a)	729,864
	10,000	SuccessFactors, Inc. (a)	118,200
	17,650	Vocus, Inc. (a)	609,454
			5,382,056
		TOTAL COMMON STOCKS (Cost $38,801,510)	48,876,966
	Principal
	Amount		Value
		SHORT-TERM INVESTMENTS - 0.4%
		Variable Rate Demand Notes - 0.4%
	$185,881	Wisconsin Corporate Central Credit Union - 4.99% (d)	$185,881
		TOTAL SHORT-TERM INVESTMENTS (Cost $185,881)	185,881
		Total Investments (Cost $38,987,391) - 100.0%	49,062,847
		Liabilities in Excess of Other Assets - 0.0%	(10,783)
		TOTAL NET ASSETS - 100.0%	$49,052,064

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security - acquired through private placement.
(d)	Variable rate security. The rate listed is as of December 31, 2007.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of investments		$38,987,391
Gross unrealized appreciation		$10,567,365
Gross unrealized depreciation		(491,909)
Net unrealized appreciation		$10,075,456

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Rockland Funds Trust

By  (Signature and Title) /s/ Richard Gould
  Richard Gould, President

Date        2/26/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By  (Signature and Title) /s/ Richard Gould
  Richard Gould, President and Treasurer

Date       2/26/2008